Management of financial risks - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of management of financial risks liquidity risk [Line Items]
Lease Liability	€ 3,591	€ 3,640
Financial debt (level 3)	14,610	10,239
Trade and other payables (level 1 and 3)	7,628	5,313
Less than 1 year [Member]
Disclosure of management of financial risks liquidity risk [Line Items]
Lease Liability	665	560
Financial debt (level 3)	578	632
Trade and other payables (level 1 and 3)	7,628	5,313
1 - 5 years [Member]
Disclosure of management of financial risks liquidity risk [Line Items]
Lease Liability	2,441	2,185
Financial debt (level 3)	6,770	4,987
5+ years [Member]
Disclosure of management of financial risks liquidity risk [Line Items]
Lease Liability	485	895
Financial debt (level 3)	€ 7,262	€ 4,620